Land Use Rights, Net	12 Months Ended
Dec. 31, 2015
Land Use Rights, Net
Land Use Rights, Net

8. Land Use Rights, Net

	As of December 31,
	2014	2015
	RMB	RMB
Cost:
Land in Zhaoqing City	82,680	112,457
Land in Tianjing City	—	37,905
Land in Jianyang City	—	50,574

Sub-total	82,680	200,936

Less: accumulated amortization	689	3,474

Land use rights, net	81,991	197,462

        The expiry dates of the land use rights are from October 2064 to August 2065. Expenses charged were nil, RMB 689 and RMB 2,785 for the years ended December 31, 2013, 2014 and 2015, respectively.